Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 13,035	$ 13,037	$ 13,059
Accumulated Amortization	(6,958)	(6,024)	(3,718)
Carrying Value	6,077	7,013	9,341
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	11,100	11,100	11,100
Accumulated Amortization	(5,356)	(4,554)	(2,714)
Carrying Value	5,744	6,546	8,386
Developed Technology Rights
Finite-Lived Intangible Assets [Line Items]
Gross Amount	1,300	1,300	1,300
Accumulated Amortization	(1,202)	(1,104)	(737)
Carrying Value	98	196	563
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Amount	400	400	400
Accumulated Amortization	(329)	(300)	(189)
Carrying Value	71	100	211
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Amount	235	237	259
Accumulated Amortization	(71)	(66)	(78)
Carrying Value	$ 164	$ 171	$ 181